Note 18 - Impairment of Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of impairment loss and reversal of impairment loss [text block]
	Year Ended December 31,
	2019	2018
La Encantada Silver Mine	$58,739	$—
La Parrilla Silver Mine	—	111,750
Del Toro Silver Mine	—	56,278
La Guitarra Silver Mine	—	31,660
Impairment of non-current assets	$58,739	$199,688
Deferred income tax recovery	(6,300)	(48,588)
Impairment of non-current assets, net of tax	$52,439	$151,100

Disclosure of impairment loss in respect of each operating segment or project explanatory [text block]
	Mining interests
	Producing	Exploration	Right of use assets	Property, plant and equipment	Total
La Encantada Silver Mine	$22,602	$1,061	$6,302	$28,774	$58,739
Impairment of non-current assets	$22,602	$1,061	$6,302	$28,774	$58,739
	Mining interests
	Producing	Exploration	Property, plant and equipment	Total
La Parrilla	$67,901	$13,787	$30,062	$111,750
Del Toro Silver Mine	29,271	9,398	17,609	56,278
La Guitarra Silver Mine	22,654	5,987	3,019	31,660
Impairment of non-current assets	$119,826	$29,172	$50,690	$199,688

Explanation of inputs, assumptions and estimation techniques used to apply impairment requirements [text block]
	December 31, 2019		December 31, 2018
Commodity Prices	2020-2023 Average	Long-term	2019-2022 Average	Long-term
Silver (per ounce)	$18.84	$19.50	$17.23	$18.50
Gold (per ounce)	$1,536	$1,416	$1,318	$1,350
Lead (per pound)	n/a	n/a	$0.99	$1.00
Zinc (per pound)	n/a	n/a	$1.19	$1.19